INVENTORIES	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
INVENTORIES
Inventory Disclosure [Text Block]

6.       INVENTORIES

	June 30,	March 31,
	2019	2019

Finished Goods	582,058	405,682

During the three month period ended June 30, 2019, the Company expensed $299,795 in inventory as cost of goods sold (June 30, 2018 - $237,000). The Company no longer maintains a raw materials inventory as it has outsourced its manufacturing to a third party.

6.	INVENTORIES

	March 31, 2019	March 31, 2018
	$	$
Raw Materials	-	237,443
Finished Goods	405,682	-
	405,682	237,443

For the year ended March 31, 2019, $
62,589
(March 31, 2018 - $38,860) of inventory has been written off to
Cost of Sales as it is not expected to be used as a result of an introduction of new versions of existing InMotion™ products
.